Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB DISCOVERY GROWTH FUND, INC.
Entity Central Index Key	0000019614
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028070
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Advisor Class
Trading Symbol	CHCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[1]
AssetsNet	$ 2,633,402,085
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 7,945,909
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,633,402,085
# of Portfolio Holdings	91
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$7,945,909

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	24.3%
Information Technology	22.5%
Health Care	20.4%
Consumer Discretionary	11.2%
Financials	8.4%
Communication Services	4.8%
Energy	2.1%
Consumer Staples	1.7%
Materials	1.2%
Investment Companies	0.8%
Short-Term Investments	4.3%
Other assets less liabilities	-1.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Comfort Systems USA, Inc.	$76,279,717	2.9%
Rocket Lab Corp.	$67,661,152	2.6%
Fabrinet	$54,048,370	2.1%
Bloom Energy Corp. - Class A	$52,073,853	2.0%
AST SpaceMobile, Inc.	$51,400,039	1.9%
Semtech Corp.	$46,932,715	1.8%
Credo Technology Group Holding Ltd.	$46,686,719	1.8%
Insmed, Inc.	$45,680,544	1.7%
Celsius Holdings, Inc.	$45,506,143	1.7%
Kratos Defense & Security Solutions, Inc.	$44,923,897	1.7%
Total	$531,193,149	20.2%

C000028067
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class A
Trading Symbol	CHCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCLX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[2]
AssetsNet	$ 2,633,402,085
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 7,945,909
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,633,402,085
# of Portfolio Holdings	91
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$7,945,909

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	24.3%
Information Technology	22.5%
Health Care	20.4%
Consumer Discretionary	11.2%
Financials	8.4%
Communication Services	4.8%
Energy	2.1%
Consumer Staples	1.7%
Materials	1.2%
Investment Companies	0.8%
Short-Term Investments	4.3%
Other assets less liabilities	-1.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Comfort Systems USA, Inc.	$76,279,717	2.9%
Rocket Lab Corp.	$67,661,152	2.6%
Fabrinet	$54,048,370	2.1%
Bloom Energy Corp. - Class A	$52,073,853	2.0%
AST SpaceMobile, Inc.	$51,400,039	1.9%
Semtech Corp.	$46,932,715	1.8%
Credo Technology Group Holding Ltd.	$46,686,719	1.8%
Insmed, Inc.	$45,680,544	1.7%
Celsius Holdings, Inc.	$45,506,143	1.7%
Kratos Defense & Security Solutions, Inc.	$44,923,897	1.7%
Total	$531,193,149	20.2%

C000028069
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class C
Trading Symbol	CHCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%	[3]
AssetsNet	$ 2,633,402,085
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 7,945,909
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,633,402,085
# of Portfolio Holdings	91
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$7,945,909

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	24.3%
Information Technology	22.5%
Health Care	20.4%
Consumer Discretionary	11.2%
Financials	8.4%
Communication Services	4.8%
Energy	2.1%
Consumer Staples	1.7%
Materials	1.2%
Investment Companies	0.8%
Short-Term Investments	4.3%
Other assets less liabilities	-1.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Comfort Systems USA, Inc.	$76,279,717	2.9%
Rocket Lab Corp.	$67,661,152	2.6%
Fabrinet	$54,048,370	2.1%
Bloom Energy Corp. - Class A	$52,073,853	2.0%
AST SpaceMobile, Inc.	$51,400,039	1.9%
Semtech Corp.	$46,932,715	1.8%
Credo Technology Group Holding Ltd.	$46,686,719	1.8%
Insmed, Inc.	$45,680,544	1.7%
Celsius Holdings, Inc.	$45,506,143	1.7%
Kratos Defense & Security Solutions, Inc.	$44,923,897	1.7%
Total	$531,193,149	20.2%

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.
C000028073
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class I
Trading Symbol	CHCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[4]
AssetsNet	$ 2,633,402,085
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 7,945,909
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,633,402,085
# of Portfolio Holdings	91
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$7,945,909

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	24.3%
Information Technology	22.5%
Health Care	20.4%
Consumer Discretionary	11.2%
Financials	8.4%
Communication Services	4.8%
Energy	2.1%
Consumer Staples	1.7%
Materials	1.2%
Investment Companies	0.8%
Short-Term Investments	4.3%
Other assets less liabilities	-1.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Comfort Systems USA, Inc.	$76,279,717	2.9%
Rocket Lab Corp.	$67,661,152	2.6%
Fabrinet	$54,048,370	2.1%
Bloom Energy Corp. - Class A	$52,073,853	2.0%
AST SpaceMobile, Inc.	$51,400,039	1.9%
Semtech Corp.	$46,932,715	1.8%
Credo Technology Group Holding Ltd.	$46,686,719	1.8%
Insmed, Inc.	$45,680,544	1.7%
Celsius Holdings, Inc.	$45,506,143	1.7%
Kratos Defense & Security Solutions, Inc.	$44,923,897	1.7%
Total	$531,193,149	20.2%

C000144785
Shareholder Report [Line Items]
Fund Name	AB Discovery Growth Fund
Class Name	Class Z
Trading Symbol	CHCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Discovery Growth Fund (the “Fund”) for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CHCZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$34	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[5]
AssetsNet	$ 2,633,402,085
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 7,945,909
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$2,633,402,085
# of Portfolio Holdings	91
Portfolio Turnover Rate	53%
Total Advisory Fees Paid (Net)	$7,945,909

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	24.3%
Information Technology	22.5%
Health Care	20.4%
Consumer Discretionary	11.2%
Financials	8.4%
Communication Services	4.8%
Energy	2.1%
Consumer Staples	1.7%
Materials	1.2%
Investment Companies	0.8%
Short-Term Investments	4.3%
Other assets less liabilities	-1.7%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Comfort Systems USA, Inc.	$76,279,717	2.9%
Rocket Lab Corp.	$67,661,152	2.6%
Fabrinet	$54,048,370	2.1%
Bloom Energy Corp. - Class A	$52,073,853	2.0%
AST SpaceMobile, Inc.	$51,400,039	1.9%
Semtech Corp.	$46,932,715	1.8%
Credo Technology Group Holding Ltd.	$46,686,719	1.8%
Insmed, Inc.	$45,680,544	1.7%
Celsius Holdings, Inc.	$45,506,143	1.7%
Kratos Defense & Security Solutions, Inc.	$44,923,897	1.7%
Total	$531,193,149	20.2%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized